Short-Term Borrowings - Schedule of Short-Term Borrowings from Financial Institutions (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount	$ 1,055,828	¥ 7,706,808	$ 70,424
Minsheng Bank [Member]
Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount	$ 136,999	¥ 1,000,000
Issuance Date	Jun. 27, 2024
Expiration Date	Jan. 03, 2025
Interest	3.50%	3.50%
Bank of Ningbo [Member]
Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount	$ 684,997	¥ 5,000,000
Issuance Date	Jun. 13, 2024
Expiration Date	Jun. 13, 2025
Interest	2.80%	2.80%
Bank of Ningbo [Member]
Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount	$ 233,832	¥ 1,706,808
Issuance Date	Oct. 30, 2024
Expiration Date	Apr. 28, 2025
Interest	2.75%	2.75%
Minsheng Bank [Member]
Schedule of Short-Term Borrowings from Financial Institutions [Line Items]
Amount	$ 70,424	¥ 500,000
Issuance Date	Jul. 10, 2023
Expiration Date	Jul. 10, 2024
Interest	4.00%	4.00%